       As filed with the Securities and Exchange Commission on February 10, 2000
                                                                       ---
                                                 Securities Act File No. 33-4806
                                        Investment Company Act File No. 811-4636

================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549
                                    FORM N-1A
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                                                                            /X/
                           PRE-EFFECTIVE AMENDMENT NO.

                         POST-EFFECTIVE AMENDMENT NO. 42
                                       and                                  /X/
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                                                            /X/
                                Amendment No. 43
                                                                            /X/
                                 The Galaxy Fund
               (Exact Name of Registrant as Specified in Charter)
                               4400 Computer Drive
                      Westborough, Massachusetts 01581-5108
                    (Address of Principal Executive Officers)
                         Registrant's Telephone Number:
                                 (877) 289-4252

                             W. Bruce McConnel, III
                           DRINKER BIDDLE & REATH LLP
                                One Logan Square
                             18th and Cherry Streets
                        Philadelphia, Pennsylvania 19103
                     (Name and Address of Agent for Service)

                                    Copy to:
                          Jylanne Dunne, Vice President
                                    PFPC Inc.
                               4400 Computer Drive
                      Westborough, Massachusetts 01581-5108

It is proposed that this filing will become effective (check appropriate box):

         / / immediately upon filing pursuant to paragraph (b) /X/ on February 29, 2000 pursuant to paragraph (b)
         / / 60 days after filing pursuant to paragraph (a)(i)
         / / on (date) pursuant to paragraph (a)(i)
         / / 75 days after filing pursuant to paragraph (a)(ii)
         / / on (date) pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

         /X/ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

      Title of Securities Being Registered: Shares of Beneficial Interest.

The purpose of this Post-Effective Amendment to the Registrant's Registration Statement on Form N-1A is to designate February 29, 2000 as the new effective date for Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A ("Post-Effective Amendment No. 40") as filed pursuant to Rule 485(a)(i) with the Securities and Exchange Commission on December 3, 1999 and which has not yet become effective. Pursuant thereto, Post-Effective Amendment No. 40, including the prospectuses and statements of additional information included therein, are incorporated herein in their entirety.

                                   SIGNATURES

       Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Registrant hereby certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 42 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in Bonita Springs, Florida, on the 10th day of February, 2000.


                                       THE GALAXY FUND
                                       Registrant


                                       /s/ John T. O'neill
                                       ---------------------
                                       President
                                       John T. O'Neill

          Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 42 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


SIGNATURE                                 TITLE                               DATE


/s/ John T. O'Neill                  Trustee, President                 February 10, 2000
------------------------              and Treasurer
John T. O'Neill

*/s/Dwight E. Vicks, Jr.             Chairman of the Board              February 10, 2000
------------------------              of Trustees
Dwight E. Vicks, Jr.

*/s/Donald B. Miller                 Trustee                            February 10, 2000
------------------------
Donald B. Miller

*/s/Louis DeThomasis                 Trustee                            February 10, 2000
------------------------
Louis DeThomasis

*/s/Bradford S. Wellman              Trustee                            February 10, 2000
------------------------
Bradford S. Wellman

*/s/James M. Seed                    Trustee                            February 10, 2000
------------------------
James M. Seed

*By: /s/ John T. O'Neill
     --------------------
         John T. O'Neill
         Attorney-In-Fact


                                 THE GALAXY FUND

                                POWER OF ATTORNEY


          KNOW ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints John T. O'Neill and W. Bruce McConnel, III, and either of them, his true and lawful attorney-in-fact and agent, with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as trustee or officer, or both, of The Galaxy Fund (the "Trust"), to execute any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts"), and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and either of said attorneys shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys, or either of them, may lawfully do or cause to be done by virtue hereof.



Dated:  December 4, 1996                  /s/Dwight E. Vicks, Jr.
                                          --------------------------
                                             Dwight E. Vicks, Jr.

                                 THE GALAXY FUND

                                POWER OF ATTORNEY


          KNOW ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints John T. O'Neill and W. Bruce McConnel, III, and either of them, his true and lawful attorney-in-fact and agent, with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as trustee or officer, or both, of The Galaxy Fund (the "Trust"), to execute any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts"), and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and either of said attorneys shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys, or either of them, may lawfully do or cause to be done by virtue hereof.



Dated:  December 5, 1996                    /s/Donald B. Miller
                                            ---------------------
                                              Donald B. Miller

                                 THE GALAXY FUND

                                POWER OF ATTORNEY


          KNOW ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints John T. O'Neill and W. Bruce McConnel, III, and either of them, his true and lawful attorney-in-fact and agent, with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as trustee or officer, or both, of The Galaxy Fund (the "Trust"), to execute any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts"), and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and either of said attorneys shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys, or either of them, may lawfully do or cause to be done by virtue hereof.



Dated:  December 5, 1996                       /s/Brother Louis DeThomasis
                                               ---------------------------
                                                 Brother Louis DeThomasis

                                 THE GALAXY FUND

                                POWER OF ATTORNEY


          KNOW ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints John T. O'Neill and W. Bruce McConnel, III, and either of them, his true and lawful attorney-in-fact and agent, with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as trustee or officer, or both, of The Galaxy Fund (the "Trust"), to execute any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts"), and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and either of said attorneys shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys, or either of them, may lawfully do or cause to be done by virtue hereof.



Dated:  December 5, 1996                             /s/Bradford S. Wellman
                                                     ----------------------
                                                      Bradford S. Wellman

                                 THE GALAXY FUND

                                POWER OF ATTORNEY


          KNOW ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints John T. O'Neill and W. Bruce McConnel, III, and either of them, his true and lawful attorney-in-fact and agent, with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as trustee or officer, or both, of The Galaxy Fund (the "Trust"), to execute any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts"), and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and either of said attorneys shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys, or either of them, may lawfully do or cause to be done by virtue hereof.



Dated:  December 5, 1996                             /s/James M. Seed
                                                     --------------------
                                                        James M. Seed